Cost of Sales	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Cost of Sales	Cost of sales

	SA Rand
Figures in million	2025	2024	2023
Production costs (a)	43 155	38 923	34 866
Amortisation and depreciation of mining assets (b)	4 765	4 546	3 355
Amortisation and depreciation of assets other than mining assets	77	96	99
Rehabilitation expenditure (c)	142	3	32
Care and maintenance costs of restructured shafts	380	246	227
Employment termination and restructuring costs (d)	200	86	597
Share-based payments (e)	573	171	51
Impairment of assets (f)	—	2 793	—
Toll treatment costs (g)	368	420	323
Other	(25)	(51)	(15)
Total cost of sales	49 635	47 233	39 535
(a)Production costs include mine production, transport and refinery costs, applicable general administrative costs, movement in inventories and ore stockpiles, concurrent environmental rehabilitation costs and transfers for stripping activities.
Employee termination costs are included, except for employee termination costs associated with major restructuring and shaft closures, which are separately disclosed.
5Cost of sales continued
(a)Production costs continued
Production costs increased by R4 232 million (10.9% year on year) during the 2025 year. These costs increased mainly due to above-inflation increases on costs including labour, contractors, consumables and electricity. The royalty expense increased due to a higher rate being applied as a result of higher profits, as well as the increased revenue base to which it is applied. The change in inventory for the year increased production costs by R50 million due to lower gold stock quantities on hand as at 30 June 2025.
Production costs increased by R4 057 million (12.0% year on year) during 2024. These costs increased mainly due to inflationary pressures on costs including labour, contractors and electricity. Labour costs were also impacted by bonuses related to higher production. The royalty tax increased due to a higher rate being applied as a result of higher profits, as well as the increased revenue base to which it is applied. A decrease in the stripping activities of Hidden Valley’s stage 7 also impacted the total, resulting in a lower credit to production costs. The overall increase in production costs was offset by a change in inventory as a result of higher gold stock volume in the South African operations, together with a higher cost per kilogram attributable to the gold stock at Hidden Valley.
Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2025	2024	2023
Labour costs, including contractors	22 414	21 333	19 760
Consumables	10 461	10 101	9 982
Water and electricity	8 894	7 633	6 342
Insurance	318	293	551
Transportation	552	517	281
Change in inventory	50	(487)	(11)
Capitalisation of mine development costs	(2 429)	(2 315)	(2 349)
Stripping activities	(730)	(892)	(1 514)
Royalty expense - regulatory	1 910	1 277	652
Other	1 715	1 463	1 172
Total production costs	43 155	38 923	34 866
(b)The increased depreciation for the 2025 year is mainly attributable to higher production at Hidden Valley, increasing depreciation by R230 million year on year. Furthermore, assets brought into use on the completion of phase 1 of the
Kareerand TSF Extension project at the Mine Waste Solutions operation contributed a R102 million increase. These increases were offset by a decrease for Mponeng, where the depreciation decreased by R149 million year on year. This decrease stemmed from Mponeng’s increased reserve tonnes, which is the base for the depreciation calculation in terms of the units-of-production method.
The increased depreciation for the 2024 year was mainly due to higher production at the Hidden Valley and Kalgold operations, primarily for stripping activities, with an increase of R535 million year on year. A further increase related to assets brought into use during the 2024 year, in addition to the impact of the increased production and the year-on-year change in the reserve tonnes which is used to calculate depreciation based on the units-of-production method.
(c)For the assumptions used to calculate the rehabilitation costs, refer to note 24. This expense includes the change in estimate for the rehabilitation provision where an asset no longer exists as well as costs related to the rehabilitation process. For 2025, R82 million (2024: R92 million) (2023: R90 million) was spent on rehabilitation in South Africa. Refer to note 24.
(d)Harmony offered voluntary severance packages to employees to address over-complement labour and improve redundancies following the approval of the 2025 business plan in August 2024. The costs in 2023 were attributable to the voluntary severance packages that were taken up following the disaggregation of the Tshepong Operations into Tshepong
North and Tshepong South and the closure of Bambanani in June 2022.
(e)Refer to note 34 for details on the share-based payment schemes implemented by the group.
(f)Management performed an assessment for indicators of impairment as well as indicators of reversal of previously recorded impairment losses in terms of IAS 36 Impairment of Assets. Specific circumstances surrounding each of the individual CGUs were considered in this assessment in order to identify significant changes in the current financial year.
        The Joel, Target 1, Masimong, Kusasalethu, Tshepong South and Kalgold CGUs experienced operational issues during the year ended 30 June 2025. Additionally, there were adverse changes to Target 1's LOM plan. These operational issues and the changes in the LOM plan of Target 1 were considered to be indicators of potential impairment and therefore an impairment assessment was performed for these CGUs.
For the 2024 financial year, the Target 1 and Doornkop CGUs experienced operational issues. Additionally, there were significant adverse changes to Doornkop's LOM plan. These issues and changes were considered to be indicators of potential impairment and therefore an impairment assessment was performed for the Target 1 and Doornkop CGUs.
5Cost of sales continued
(f)Impairment of assets continued
Subsequent to 30 June 2024, management received information relating to the preliminary results of the exploration drilling programme conducted for Target North. These preliminary results indicated that a decrease of the mineral resource estimation attributable to Target North is likely. The decrease in the attributable ounces indicated by the preliminary results constitutes an indication of impairment. Even though the information was received after the reporting date, it has been assessed to be an adjusting event in terms of IAS 10, Events after the Reporting Date, as it provides more reliable information of circumstances that already existed as at 30 June 2024. Therefore an impairment assessment was also performed for Target North in 2024.
For the 2023 financial year, impairment assessments were performed for the Target 1, Kalgold and Kusasalethu CGUs as a result of the operational issues experienced.
The recoverable amounts for the CGUs tested were determined on a fair value less cost to sell basis using assumptions in the discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3 of the fair value hierarchy.
Where CGUs had previously been impaired, management considered indicators of whether the impairment loss (or the contributors to the previously recognised impairment loss) no longer exists or might have decreased. Management considered general and specific factors for each CGU and concluded that although overall the gold price had improved from the time that the impairment losses had been recognised, the specific circumstances that led to the original impairments had not reversed. Furthermore, the service potential of the asset has not increased. Management therefore deemed it appropriate for no reversal of previously recognised impairment losses to be recorded for the year ended 30
June 2025. There was no reversal of impairment for the 2024 and 2023 financial years. Refer to note 14 for further information.
Based on the impairment tests performed, no impairments were recorded for the 2025 and 2023 financial years. For the
2024 financial year, an impairment of property, plant and equipment was recorded for Target North of R2 793 million.
The recoverable amount of Target North as at 30 June 2024 was R888 million. Target North is a greenfields exploration project. The impairment was as a result of information received during August 2024 by management relating to the preliminary results of the exploration drilling programme conducted. These preliminary results indicated a decrease in the mineral resource estimation. The mineral resource estimate used to determine the recoverable amount of Target North changed from the previous estimate of 56.4 million resource ounces, consisting of 22 million indicated resources and
34.4 million inferred resources, to the current mineral resource estimate of 13.8 million ounces of inferred resources. The gold resource multiple price in US dollar terms was unchanged from previous assessments. Any reasonable possible changes to the unobservable inputs of the mineral resource estimate for Target North would have resulted in immaterial changes.
(g)Relates to costs associated with services rendered for the treatment of third-party gold-bearing material. Refer to note 4 for further detail.